Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) - Trust [member] - Banco De Galicia Y Buenos Aires S.A.U. [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 8,021
Exxon mobil [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 17, 2012
Trustor	Exxon Mobil
Balances of Trust Funds	$ 5,310
Maturity Date	Apr. 19, 2019
Profertil [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 29, 2013
Trustor	Profertil
Balances of Trust Funds	$ 28
Maturity Date	Dec. 31, 2018
Coop de trab portuarios [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Balances of Trust Funds	$ 1,033
Maturity Date	Sep. 12, 2020
Rios belt [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 14, 2016
Trustor	Rios Belt
Balances of Trust Funds	$ 198
Maturity Date	Apr. 14, 2019
MSU [member]
Disclosure of trust activities [line items]
Date of Contract	May 24, 2017
Trustor	MSU
Balances of Trust Funds	$ 130
Maturity Date	Jul. 29, 2020
SACDE [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 22, 2017
Trustor	SACDE
Balances of Trust Funds	$ 1
Maturity Date	Jun. 22, 2020
Dist gas del centro [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 28, 2017
Trustor	Dist. Gas del Centro
Balances of Trust Funds	$ 258
Maturity Date	Dec. 31, 2018
Dist. gas cuyana [member]
Disclosure of trust activities [line items]
Date of Contract	Jul. 19, 2017
Trustor	Dist. Gas Cuyana
Balances of Trust Funds	$ 568
Maturity Date	Dec. 31, 2018
Dist gas del centro [member]
Disclosure of trust activities [line items]
Date of Contract	Aug. 08, 2017
Trustor	Dist. Gas del Centro
Balances of Trust Funds	$ 495
Maturity Date	Dec. 31, 2018